Cash flow from operations (Tables)	12 Months Ended
Jun. 30, 2022
Cash flow from operations
Schedule of cash flow from operations

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Earnings/(loss) before interest and tax (EBIT/(LBIT))		61 417	16 619	(111 926)
Adjusted for
share of (profits)/losses of equity accounted investments	21	(3 128)	(814)	347
equity-settled share-based payment	35	1 164	1 927	1 946
depreciation and amortisation		14 073	17 644	22 327
effect of remeasurement items	9	(9 903)	23 218	111 978
movement in long-term provisions
income statement charge	32	643	(3)	(2 208)
utilisation	32	(310)	(388)	(734)
movement in short-term provisions		(2 182)	2 839	39
movement in post-retirement benefits		443	880	733
translation effects		(886)	(5 047)	6 098
write-down of inventories to net realisable value		451	83	384
movement in financial assets and liabilities		2 760	(4 225)	3 990
movement in other receivables and payables		3 223	(240)	3 057
other non-cash movements		(91)	(225)	515
		67 674	52 268	36 546